Segment Reporting - Additional Information (Details) $ in Millions	3 Months Ended
	Mar. 31, 2022 USD ($) segment	Mar. 31, 2021 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	2
Mining Segment
Segment Reporting Information [Line Items]
Cost of revenue, depreciation expense	$ 39.4	$ 0.8
Operating Segments | Equipment Sales and Hosting Segment
Segment Reporting Information [Line Items]
Cost of revenue, depreciation expense	$ 2.2	$ 1.8